401K Plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
401K Plan
Percentage of employee contribution on the compensation amount	100
Percentage of employer contribution on the employee's annual compensation	6.00%
Company's contributions	$ 409	$ 276